Commitments and Contingencies (Details Narrative)											1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 23, 2022 USD ($)	Aug. 26, 2022 USD ($)	Mar. 07, 2022 USD ($)	Dec. 15, 2021 USD ($)	Dec. 15, 2020 USD ($)	Jan. 09, 2020 USD ($)	Apr. 18, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) ft²	Dec. 15, 2015 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 12, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	May 10, 2022 $ / shares
Loss Contingencies [Line Items]
License agreements up front cash payment										$ 200,000
Aggregate milestone cash payments					$ 500,000	$ 1,500,000	$ 1,000,000	$ 22,500,000		21,500,000
Second license agreement milestone										2,500,000
Aggregate common stock shares | shares	9,016,139										9,016,139	9,016,139		9,016,139	9,016,139
Aggregate common stock exercise price share | $ / shares	$ 11.50										$ 11.50	$ 11.50		$ 11.50	$ 11.50
Fair value of grant date excerisable										$ 766,384
License agreements payable upon commencement of Phase 2a							500,000
License agreements payable							500,000
Cash payment exercise price withheld							$ 351,579
Aggregate milestone cash payments, description								the first milestone payment of $200,000 is triggered by the submission of an investigational new drug application for the first indication of a therapeutic licensed product). ZyVersa is required to pay sales royalties to InflamaCORE between 5% and 10%, which expire upon the latest of: (a) expiration of the last-to-expire of a patent or (b) expiration of regulatory exclusivity, as defined in the agreement. ZyVersa is required to pay sales royalties to the University of Miami between 3% and 6%.
Financial Designation, Predecessor and Successor [Fixed List]	Successor										Successor		Predecessor		Successor	Predecessor
Operating lease rent expense														$ 7,795
License Agreement [Member] | L&F Research LLC [Member]
Loss Contingencies [Line Items]
Milestone payments		$ 1,500,000	$ 1,500,000	$ 1,500,000
Predecessor [Member]
Loss Contingencies [Line Items]
License agreements up front cash payment								$ 346,321
Aggregate common stock shares | shares																24,167,257
Fair value of grant date excerisable								$ 815,822
Fair value of excerisable period										period of five years
Aggregate common stock shares | shares								400,000
Number of operating lease square feet | ft²									3,500
Sublease base rent									$ 89,000
Sublease base rent lease commitment									$ 497,000
Financial Designation, Predecessor and Successor [Fixed List]													Predecessor			Predecessor
Operating lease rent expense													$ 148,881			$ 148,125
Predecessor [Member] | Research and Development Expense [Member]
Loss Contingencies [Line Items]
Fair value of grant date excerisable								$ 460,000		$ 306,411
Common stock fair value								$ 200,000
Warrant [Member]
Loss Contingencies [Line Items]
Aggregate common stock exercise price share | $ / shares	$ 11.50										$ 11.50	$ 11.50		$ 11.50	$ 11.50
Warrant [Member] | Predecessor [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares								600,000		878,947
Aggregate common stock exercise price share | $ / shares								$ 2.30		$ 1.00							$ 3.20
Fair value of grant date excerisable												$ 153,324
Warrants purchase of common stock						$ 175,789				$ 351,579		$ 351,578
Aggregate common stock shares | shares								1,000,000
Aggregate common stock shares | shares													6,406,210
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of product sales										5.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of product sales										10.00%